Stockholders' Equity (Details Textual 1) (USD $)	3 Months Ended		12 Months Ended			115 Months Ended	118 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended						1 Months Ended		12 Months Ended				1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2007	Dec. 31, 2013	Mar. 31, 2014	Apr. 30, 2012	Dec. 31, 2011	Aug. 31, 2007 Wonpung [Member]	Mar. 31, 2014 Consultants [Member]	Dec. 31, 2013 Consultants [Member]	Dec. 31, 2012 Consultants [Member]	Mar. 31, 2007 Founder Warrants [Member]	Jul. 10, 2014 Common Stock [Member]	Jul. 10, 2013 Common Stock [Member]	Jul. 10, 2012 Common Stock [Member]	Apr. 30, 2012 Common Stock [Member]	Mar. 31, 2007 Common Stock [Member]	Mar. 31, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Apr. 30, 2012 Common Stock [Member] Medeor Inc [Member]	Mar. 31, 2007 Common Stock [Member] Related Party [Member]	Dec. 31, 2010 Common Stock [Member] Consultants [Member]	Dec. 31, 2009 Common Stock [Member] Consultants [Member]	Dec. 31, 2008 Common Stock [Member] Consultants [Member]	Dec. 31, 2007 Common Stock [Member] Consultants [Member]	Apr. 30, 2012 Warrant [Member]
Issuance of shares of common stock to settle loan from the founder/related party																			1,543,062									180,480
Loan from the founder/related party																			$ 1,543,062									$ 156,281
Forgiveness of interest expense on loan by the founder																			281,102
Obligation due to related party																												180,480
Interest expense due from related party																		353,246										24,199
Issuance of common stock and warrants to purchase common stock																		2,557,500
Warrant to purchase of common stock				(6,193,765)							38,471,787	215,000	400,000					8,682,125
Exercise price per share			0.01			0.01		0.08	1.00		0.01	0.08	0.08					0.08									0.03
Outstanding liabilities owed to the founder																		869,300
Issuance of common stock for services, Shares																					563,937	683,560	143,500	29,300	21,200	711,000			143,500	29,300	21,200	711,000
Fair value of common stock for the services																													143,500	29,300	21,200	711,000
Stock-based compensation expense																				8,700	16,900	20,500					5,100		143,500	29,300	21,200	711,000
Issuance of common stock in connection with acquistion of liciense agreement																											170,890
Number of Shares, Granted	11,497,600		11,874,482	6,779,615																		1,538,010
Fair value of the common granted																						46,100
Grant date fair value of the common stock																						$ 0.03
Share based compensation shares vested															290,500	563,900	683,500
Issuance of common stock to founder for cash					1,106					1,500,000				1,106												110,690
Issuance of common stock to founder for cash, Shares										1,500,000				11,069,047												11,069,047
Issuance of common stock for cashless exercise of warrants																						54,143											6,187,765
Issuance of common stock for cashless exercise of warrants, Shares																						5,414,295											5,414,295
Common stock, Par or stated value per share	$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01			$ 1.00				$ 0.0001
Research and development	$ (215,793)	$ (337,837)	$ (5,248,669)	$ (667,474)		$ (8,246,775)	$ (8,462,568)																				$ 3,750,000
Common stock, shares outstanding	49,878,284		49,587,771	24,023,834		49,587,771	49,878,284																				25,000,000